Quarterly Information (Unaudited) (Tables)	12 Months Ended
Jun. 30, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

2013	1st	2nd	3rd	4th	Total
Net sales	$3,214,935	$3,065,495	$3,307,041	$3,428,233	$13,015,704
Gross profit	737,488	643,523	737,852	810,166	2,929,029
Net income attributable to common shareholders	239,741	180,962	256,560	271,164	948,427
Diluted earnings per share	1.57	1.19	1.68	1.78	6.26

2012	1st	2nd	3rd	4th	Total
Net sales	$3,233,881	$3,106,832	$3,393,563	$3,411,666	$13,145,942
Gross profit	819,439	725,510	803,248	839,408	3,187,605
Net income attributable to common shareholders	297,018	240,766	312,074	301,965	1,151,823
Diluted earnings per share	1.91	1.56	2.01	1.96	7.45